Plant and Equipment - Schedule of Plant and Equipment (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Total plant and equipment	$ 330,954	$ 196,601
Total accumulated depreciation	(76,952)	(50,748)
Plant and equipment, net	254,002	145,853	$ 177,743
Restatement [Member]
Total plant and equipment			192,333
Total accumulated depreciation			(14,590)
Plant and equipment, net			177,743
Software Development (Work-In-Progress) [Member]
Total plant and equipment	137,881	3,427
Software Development (Work-In-Progress) [Member] | Restatement [Member]
Total plant and equipment			9,707
Computer [Member]
Total plant and equipment	32,612	32,607
Computer [Member] | Restatement [Member]
Total plant and equipment			27,851
Office Equipment [Member]
Total plant and equipment	89,270	40,641
Office Equipment [Member] | Restatement [Member]
Total plant and equipment			40,643
Furniture and Fittings [Member]
Total plant and equipment	14,982	15,009
Furniture and Fittings [Member] | Restatement [Member]
Total plant and equipment			15,872
Office Renovations [Member]
Total plant and equipment	40,664	89,434
Office Renovations [Member] | Restatement [Member]
Total plant and equipment			94,574
Signage [Member]
Total plant and equipment	3,479	3,486
Signage [Member] | Restatement [Member]
Total plant and equipment			3,686
Platform [Member]
Total plant and equipment	$ 12,066	$ 11,997
Platform [Member] | Restatement [Member]
Total plant and equipment